CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Total	Total shareholders' equity	Common stock	Additional capital paid-in	Retained income	Deferred ESOP expense	Treasury stock	Accumulated other comprehensive income	Noncontrolling interest
Balance, beginning of year at Dec. 31, 2008				$ 3,130	$ 29,770	$ (49)	$ (15,855)	$ (4,884)	$ 32
Increase (decrease) in equity
Equity incentive plans activity				42
Net income	888				888
Dividends ($0.84, $0.80 and $0.80 per share)					(432)
Cumulative effect of change in accounting principle					872			(586)
Payments						2
Shares acquired							(3)
Shares reissued under equity incentive plans, net							30
Change in unrealized net capital gains and losses	3,424							3,424
Change in unrealized foreign currency translation adjustments	40							40
Change in unrecognized pension and other postretirement benefit cost	(214)							(214)
Change in noncontrolling interest ownership									(3)
Balance, end of year at Dec. 31, 2009	16,213	16,184	9	3,172	31,098	(47)	(15,828)	(2,220)	29
Increase (decrease) in equity
Equity incentive plans activity				4
Net income	911				911
Dividends ($0.84, $0.80 and $0.80 per share)					(433)
Cumulative effect of change in accounting principle					(18)			20	10
Payments						3
Shares acquired							(166)
Shares reissued under equity incentive plans, net							84
Change in unrealized net capital gains and losses	1,911							1,911
Change in unrealized foreign currency translation adjustments	23							23
Change in unrecognized pension and other postretirement benefit cost	94							94
Change in noncontrolling interest ownership									(14)
Noncontrolling gain									3
Balance, end of year at Dec. 31, 2010	18,645	18,617	9	3,176	31,558	(44)	(15,910)	(172)	28
Increase (decrease) in equity
Equity incentive plans activity				13
Net income	787				787
Dividends ($0.84, $0.80 and $0.80 per share)					(436)
Payments						1
Shares acquired							(950)
Shares reissued under equity incentive plans, net							65
Change in unrealized net capital gains and losses	452							452
Change in unrealized foreign currency translation adjustments	(12)							(12)
Change in unrecognized pension and other postretirement benefit cost	(239)							(239)
Change in noncontrolling interest ownership									(4)
Noncontrolling gain									4
Balance, end of year at Dec. 31, 2011	$ 18,326	$ 18,298	$ 9	$ 3,189	$ 31,909	$ (43)	$ (16,795)	$ 29	$ 28